ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 1,526,275	$ 209,099	¥ 1,554,658
Allowance for credit losses	(57,612)	(7,893)	(24,743)	$ (3,390)	¥ (47,962)	¥ (32,265)
Accounts receivable, net	¥ 1,468,663	$ 201,206	¥ 1,529,915